Flow-Through Share Premium Liability (Details) - CAD ($)			12 Months Ended
	Feb. 26, 2025	Jun. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Flow-Through Share Premium Liability
Flow through share premium liability at beginning of period			$ 5,708,000	$ 3,137,000
Creation of flow-through share premium liability on issuance of flow-through shares	$ 7,203,000	$ 20,000,000	7,203,000	20,000,000
Settlement of flow-through share premium liability pursuant to qualified expenditures			(12,911,000)	(17,429,000)
Flow through share premium liability at end of period				5,708,000
Share premium recovery			$ 12,911,000	$ 17,429,000